Income Taxes, Deferred Tax Valuation Allowance (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax valuation allowance, rollfoward
Balance at end of period	$ 53,119,000	$ 43,375,000
Deferred tax assets, valuation allowance, current	3,800,000
Deferred tax assets valuation allowance noncurrent	49,200,000
Deferred tax asset valuation allowance
Deferred tax valuation allowance, rollfoward
Balance at beginning of period	43,375,000	41,295,000	30,261,000
Charged to income tax expense	9,744,000	(1,527,000)	3,033,000
Charged to other accounts		3,607,000	8,001,000
Balance at end of period	$ 53,119,000	$ 43,375,000	$ 41,295,000